Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and cash equivalents	£ 1,669	£ 5,971	£ 2,836	£ 10,057
Trade receivables	11		329
Other receivables	131	282	301
Total financial assets	1,811	6,253	3,466
Trade payables	707	314	339
Other payables	6	7	17
Accruals	1,273	857	817
Deferred consideration	1,844
Borrowings	727	464	624
Total financial liabilities – amortised cost	4,557	1,642	1,797
Equity settled derivative financial liability	£ 383	£ 4,160	£ 85	£ 553